Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2020
Non-controlling interests Abstract
Schedule of detail, by Group company, of Equity - Non-controlling interests
The detail, by Group company, of 'Equity - Non-controlling interests' is as follows:

EUR million
	2020	2019	2018
Santander Bank Polska S.A.	1,676	1,597	1,538
Grupo PSA	1,622	1,569	1,409
Banco Santander - Chile	1,218	1,101	1,085
Banco Santander (Brasil) S.A.	1,014	1,167	1,114
Santander Consumer USA Holdings Inc.	986	1,565	1,652
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México	461	333	1,093
Other companies*	1,806	1,655	1,493
	8,783	8,987	9,384

Profit/(Loss) for the year attributable to non-controlling interests	1,063	1,601	1,505
Of which:
Grupo PSA	255	266	232
Banco Santander (Brasil) S.A.	233	373	292
Santander Consumer USA Holdings Inc.	201	230	218
Banco Santander - Chile	198	283	279
Santander Bank Polska S.A.	81	162	173
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México	61	195	216
Other companies	34	92	95
TOTAL	9,846	10,588	10,889
*    Includes a Santander UK plc issuance of perpetual convertible equity instruments, at the option of Santander UK plc, into preference shares of Santander UK itself for a nominal amount of GBP 2,250 million (the Group having acquired GBP 1,100 million). Carrying amount of EUR 1,275 million in 2020 (EUR 1,346 million and EUR 1,280 million in 2019 and 2018, respectively).

Schedule of changes in Non-controlling interests
The changes in Non-controlling interests are summarised as follows:

EUR million
	2020	2019	2018
Balance at the end of the previous year	10,588	10,889	12,344
Effect of changes in accounting policies*	—	—	(1,292)
Balance at beginning of year	10,588	10,889	11,052
Other comprehensive income**	(818)	310	(109)
Other	76	(611)	(54)
Profit attributable to non-controlling interests	1,063	1,601	1,505
Modification of participation rates	(632)	(1,623)	(65)
Change of perimeter	(54)	110	(660)
Dividends paid to minority shareholders	(465)	(895)	(687)
Changes in capital and others concepts	164	196	(147)
Balance at end of year	9,846	10,588	10,889
*    See change in consolidated statements of changes in total equity.
**    Mainly due to exchange differences.

Schedule of financial information on the subsidiaries with significant non-controlling interests	The financial information on the subsidiaries with significant non-controlling interests at 31 December 2020 is summarised below:

EUR million*
	Banco Santander (Brasil) S.A.	Banco Santander (Chile), S.A.	Grupo Financiero Santander México, S.A.B. de C.V.	Santander Bank Polska S.A.	Santander Consumer USA
Total assets	150,573	66,880	80,239	46,890	43,706
Total liabilities	138,026	61,902	73,739	41,816	37,097
Net assets	12,547	4,978	6,500	5,074	6,609
Total income	10,866	2,263	3,651	1,524	4,575
Total profit	2,352	629	823	240	806
*    Information prepared in accordance with the segment reporting criteria described in note 51 and, therefore, it may not coincide with the information published separately by each entity.